PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2019	2020

Leasehold improvements	$3,684	$1,119
Furniture, fixtures and office equipment	2,739	3,055
IT equipment	2,438	2,450
Vehicles	1,698	1,889
Property and equipment, gross	10,559	8,513
Less: Accumulated depreciation	(7,057)	(4,701)
Property and equipment, net	$3,502	$3,812

Depreciation expenses incurred for the years ended December 31, 2018, 2019 and 2020 are $572, $1,254 and $1,040, respectively.